Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Schedule of Restricted Cash
	December 31,
	2021	2020
Restricted Cash	$10,905	$9,196
Total Restricted Cash	$10,905	$9,196